Subsequent Events (Details) - Subsequent Event - USD ($) $ / shares in Units, $ in Millions	Dec. 15, 2017	Nov. 15, 2017	Nov. 30, 2017
Subsequent Event [Line Items]
Dividend declared (in USD per share)			$ 0.05
Golar Partners
Subsequent Event [Line Items]
Minimum quarterly distributions paid for four preceding quarters, cash distributions received		$ 0.9
Golar Partners, Common Units
Subsequent Event [Line Items]
Ownership in Partnership, number of units (in shares)	21,226,586
Golar Partners, General Partner Units
Subsequent Event [Line Items]
Ownership in Partnership, number of units (in shares)	1,420,870
Golar Partners
Subsequent Event [Line Items]
Minimum quarterly distributions paid for four preceding quarters, percent of units previously withheld required to be issued		50.00%
Percent of units withheld that will be required to be issued if minimum quarterly distributions paid for four subsequent quarters		50.00%
Minimum quarterly distribution per unit (in USD per share)		$ 0.5775
Golar Partners | Golar Partners, Common Units
Subsequent Event [Line Items]
Minimum quarterly distributions paid for four preceding quarters, number of units issued (in shares)		374,295
Golar Partners | Golar Partners, General Partner Units
Subsequent Event [Line Items]
Minimum quarterly distributions paid for four preceding quarters, number of units issued (in shares)		7,639